Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Australia: 2.9%
20,557		Ampol Ltd.	$ 487,458	0.3
8,932		ASX Ltd.	516,795	0.3
258,957		Aurizon Holdings Ltd.	745,981	0.4
72,546		Brambles Ltd.	565,384	0.3
209,865		Medibank Pvt Ltd.	483,832	0.3
12,448		Rio Tinto Ltd.	1,018,460	0.6
6,704		Sonic Healthcare Ltd.	175,960	0.1
91,647		Telstra Corp., Ltd.	254,760	0.1
82,662		Transurban Group - Stapled Security	850,216	0.5
			5,098,846	2.9

		Canada: 4.8%
19,445		Bank of Nova Scotia	1,318,727	0.8
17,172		BCE, Inc.	935,544	0.5
19,938		Canadian Imperial Bank of Commerce - XTSE	1,096,799	0.6
23,545		Enbridge, Inc.	1,087,666	0.6
6,933		National Bank Of Canada	532,123	0.3
14,509		Pembina Pipeline Corp.	585,017	0.3
8,073		Royal Bank of Canada	843,585	0.5
38,373		TELUS Corp.	960,197	0.6
8,024		Waste Connections, Inc.	1,023,381	0.6
			8,383,039	4.8

		China: 0.4%
180,500		BOC Hong Kong Holdings Ltd.	693,562	0.4

		Denmark: 0.8%
329		AP Moller - Maersk A/S - Class B	964,096	0.6
6,036		Novozymes A/S	383,253	0.2
			1,347,349	0.8

		Finland: 0.7%
11,426		Kone Oyj	583,490	0.3
63,827		Nordea Bank Abp	649,688	0.4
			1,233,178	0.7

		France: 2.5%
3,768		Air Liquide SA	660,032	0.4
14,276		AXA S.A.	361,209	0.2
7,276		BNP Paribas	416,446	0.3
2,702		Cie de Saint-Gobain	160,158	0.1
1,730		Cie Generale des Etablissements Michelin SCA	225,539	0.1
32,098		Credit Agricole SA	356,380	0.2
3,675		Dassault Systemes SE	154,951	0.1
6,042	(1)	La Francaise des Jeux SAEM	220,416	0.1
3,880		Legrand S.A.	336,256	0.2
101,629		Orange SA	1,272,240	0.7
1,451		SEB SA	154,815	0.1
			4,318,442	2.5

		Germany: 1.6%
21,278		Deutsche Post AG	880,560	0.5
27,122		Deutsche Telekom AG	558,051	0.3
9,469		GEA Group AG	378,782	0.2
4,848	(1)	Scout24 SE	300,709	0.2
5,287		Symrise AG	584,222	0.4
			2,702,324	1.6

		Hong Kong: 1.6%
51,000		CK Hutchison Holdings Ltd.	361,265	0.2
31,500		CLP Holdings Ltd.	313,939	0.2
162,000		HKT Trust & HKT Ltd. - Stapled Security	223,046	0.1
282,000		Hong Kong & China Gas	318,845	0.2
7,000		Jardine Matheson Holdings Ltd.	405,121	0.2
65,500		Link REIT	592,274	0.3
47,000		Power Assets Holdings Ltd.	306,872	0.2
65,000		SITC International Holdings Co. Ltd.	245,474	0.2
			2,766,836	1.6

		Ireland: 0.6%
5,405		CRH PLC	223,080	0.1
8,645		Medtronic PLC	865,797	0.5
			1,088,877	0.6

		Italy: 1.3%
1,570		DiaSorin SpA	206,672	0.1
21,554		ENI S.p.A.	326,449	0.2
29,826		FinecoBank Banca Fineco SpA	422,651	0.2
67,216	(1)	Poste Italiane SpA	728,116	0.4
74,198		Terna - Rete Elettrica Nazionale	628,947	0.4
			2,312,835	1.3

		Japan: 6.6%
13,200		Dai Nippon Printing Co., Ltd.	302,017	0.2
238,600		ENEOS Holdings, Inc.	960,553	0.6
47,900	(2)	Hitachi Metals Ltd.	768,952	0.5
8,800		Idemitsu Kosan Co., Ltd.	237,356	0.1
30,200		Japan Tobacco, Inc.	549,699	0.3
6,800		Lawson, Inc.	241,138	0.1
4,300		McDonald's Holdings Co. Japan Ltd.	167,350	0.1
41,200		Mitsubishi HC Capital, Inc.	196,729	0.1
55,100		Mizuho Financial Group, Inc.	655,314	0.4
2,000		Nintendo Co., Ltd.	892,977	0.5
24,600		Nippon Telegraph & Telephone Corp.	751,589	0.4
24,000		Osaka Gas Co., Ltd.	449,871	0.3
13,200		Secom Co., Ltd.	869,269	0.5
32,400		Sekisui House Ltd.	575,676	0.3
12,500		SG Holdings Co. Ltd.	225,415	0.1
5,000		Sohgo Security Services Co., Ltd.	137,988	0.1
51,800		Sumitomo Chemical Co., Ltd.	214,119	0.1
27,000		Sumitomo Mitsui Financial Group, Inc.	828,077	0.5
28,500		Sumitomo Mitsui Trust Holdings, Inc.	862,009	0.5

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
15,300	Tokio Marine Holdings, Inc.	$ 890,203	0.5
24,600	Tokyo Gas Co., Ltd.	480,602	0.3
2,700	Tsuruha Holdings, Inc.	147,011	0.1
		11,403,914	6.6

	Netherlands: 0.5%
8,671	Wolters Kluwer NV	855,580	0.5

	New Zealand: 0.1%
60,867	Spark New Zealand Ltd.	192,518	0.1

	Norway: 0.1%
7,607	Gjensidige Forsikring ASA	166,203	0.1

	Singapore: 0.1%
62,500	Singapore Technologies Engineering Ltd.	187,301	0.1

	Spain: 0.5%
32,301	Iberdrola S.A. - IBEE	382,718	0.2
28,583	Repsol SA	458,653	0.3
		841,371	0.5

	Switzerland: 2.0%
9,996	Holcim AG	495,619	0.3
1,409	Roche Holding AG-GENUSSCHEIN	480,175	0.3
1,802	Swisscom AG	1,065,656	0.6
3,084	Zurich Insurance Group AG	1,412,394	0.8
		3,453,844	2.0

	United Kingdom: 4.7%
33,320	3i Group PLC	532,852	0.3
15,499	Admiral Group Plc	433,930	0.2
89,581	Amcor PLC	1,173,511	0.7
29,798	British American Tobacco PLC	1,314,242	0.8
55,284	GSK PLC	1,205,209	0.7
9,813	Hikma Pharmaceuticals PLC	209,923	0.1
50,019	Imperial Brands PLC	1,129,426	0.7
60,278	J Sainsbury Plc	173,376	0.1
212,660	M&G PLC	579,068	0.3
74,316	Sage Group PLC/The	614,870	0.4
22,053	United Utilities Group PLC	293,971	0.2
252,942	Vodafone Group PLC	416,449	0.2
		8,076,827	4.7

	United States: 64.4%
9,539	3M Co.	1,424,077	0.8
15,753	AbbVie, Inc.	2,321,520	1.3
5,570	Agilent Technologies, Inc.	710,509	0.4
5,331	Air Products & Chemicals, Inc.	1,312,279	0.8
3,663	Allegion Public Ltd.	408,974	0.2
7,492	Allstate Corp.	1,024,081	0.6
11,936	Amdocs Ltd.	1,037,119	0.6
7,483	Amgen, Inc.	1,921,185	1.1
1,215	Anthem, Inc.	619,176	0.4
2,710	AO Smith Corp.	162,925	0.1
2,055	Aptargroup, Inc.	220,070	0.1
3,147	Assurant, Inc.	556,043	0.3
7,558	Avnet, Inc.	366,185	0.2
12,939	Axis Capital Holdings Ltd.	757,837	0.4
2,922	Bank of Hawaii Corp.	232,241	0.1
14,689	Bank OZK	609,153	0.3
7,391	Baxter International, Inc.	562,086	0.3
5,319	Becton Dickinson & Co.	1,360,600	0.8
1,804	Blackrock, Inc.	1,207,020	0.7
2,292	Booz Allen Hamilton Holding Corp.	196,791	0.1
25,834	Bristol-Myers Squibb Co.	1,949,175	1.1
14,715	Campbell Soup Co.	704,996	0.4
16,466	Cardinal Health, Inc.	927,365	0.5
11,303	Chevron Corp.	1,974,182	1.1
3,434	Church & Dwight Co., Inc.	309,266	0.2
1,090	Cigna Corp.	292,436	0.2
42,261	Cisco Systems, Inc.	1,903,858	1.1
8,314	Citigroup, Inc.	444,051	0.3
3,145	Coca-Cola Co.	199,330	0.1
15,772	Colgate-Palmolive Co.	1,242,991	0.7
10,963	ConocoPhillips	1,231,803	0.7
43,184	Coterra Energy, Inc.	1,482,507	0.8
5,801	CVS Health Corp.	561,247	0.3
7,128	Digital Realty Trust, Inc.	994,998	0.6
12,833	Dolby Laboratories, Inc.	996,097	0.6
5,197	Dollar General Corp.	1,145,107	0.7
1,793	Domino's Pizza, Inc.	651,164	0.4
17,428	DT Midstream, Inc.	1,012,567	0.6
4,935	DTE Energy Co.	654,924	0.4
13,564	Duke Energy Corp.	1,526,221	0.9
6,331	Duke Realty Corp.	334,467	0.2
7,063	Electronic Arts, Inc.	979,285	0.6
10,082	Emerson Electric Co.	893,870	0.5
8,495	Entergy Corp.	1,022,118	0.6
2,205	Everest Re Group Ltd.	622,913	0.4
14,695	Evergy, Inc.	1,027,768	0.6
5,904	Extra Space Storage, Inc.	1,052,093	0.6
2,110	Factset Research Systems, Inc.	805,556	0.5
2,025	FedEx Corp.	454,774	0.3
8,689	First American Financial Corp.	526,467	0.3
7,064	First Industrial Realty Trust, Inc.	375,452	0.2
36,689	Flowers Foods, Inc.	1,012,616	0.6
2,942	Fortive Corp.	181,727	0.1
14,523	Gaming and Leisure Properties, Inc.	679,967	0.4
3,946	Garmin Ltd.	416,777	0.2
19,099	General Mills, Inc.	1,334,065	0.8
12,370	Genpact Ltd.	548,857	0.3
24,712	Gentex Corp.	768,049	0.4
2,768	Genuine Parts Co.	378,469	0.2
21,301	Gilead Sciences, Inc.	1,381,370	0.8
4,545	Hanover Insurance Group, Inc.	666,297	0.4
2,654	Hasbro, Inc.	238,196	0.1
5,478	Hershey Co.	1,159,747	0.7
13,940	Highwoods Properties, Inc.	547,703	0.3

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
10,469	International Business Machines Corp.	$ 1,453,516	0.8
16,375	International Paper Co.	793,369	0.5
4,098	Iron Mountain, Inc.	220,882	0.1
20,584	Johnson & Johnson	3,695,446	2.1
11,473	Johnson Controls International plc	625,393	0.4
10,678	Juniper Networks, Inc.	327,601	0.2
16,279	Kellogg Co.	1,135,297	0.6
16,604	Keurig Dr Pepper, Inc.	576,823	0.3
2,576	Kilroy Realty Corp.	156,363	0.1
1,353	Kimberly-Clark Corp.	179,976	0.1
4,574	Life Storage, Inc.	534,060	0.3
9,718	Loews Corp.	636,432	0.4
6,932	Manpowergroup, Inc.	621,177	0.4
7,749	Marathon Petroleum Corp.	788,771	0.5
8,693	Marsh & McLennan Cos., Inc.	1,390,445	0.8
3,988	McKesson Corp.	1,310,816	0.8
10,825	MDU Resources Group, Inc.	296,388	0.2
25,672	Merck & Co., Inc.	2,362,594	1.4
2,637	Microsoft Corp.	716,921	0.4
8,502	Mondelez International, Inc.	540,387	0.3
6,356	Morgan Stanley	547,506	0.3
3,019	MSC Industrial Direct Co.	256,404	0.1
4,348	Nasdaq, Inc.	675,070	0.4
11,162	National Fuel Gas Co.	820,742	0.5
18,889	National Retail Properties, Inc.	836,783	0.5
7,452	National Storage Affiliates Trust	390,857	0.2
9,127	NetApp, Inc.	656,688	0.4
945	NewMarket Corp.	311,396	0.2
26,502	NiSource, Inc.	833,488	0.5
40,184	Old Republic International Corp.	961,201	0.5
6,507	Packaging Corp. of America	1,023,421	0.6
12,001	PepsiCo, Inc.	2,013,168	1.2
38,743	Pfizer, Inc.	2,054,929	1.2
4,586	Premier, Inc.	171,562	0.1
19,809	Procter & Gamble Co.	2,929,355	1.7
11,763	Progressive Corp.	1,404,267	0.8
1,318	ProLogis, Inc.	168,019	0.1
9,346	Prosperity Bancshares, Inc.	677,585	0.4
9,032	Public Service Enterprise Group, Inc.	619,053	0.4
8,008	Regions Financial Corp.	176,897	0.1
11,724	Reynolds Consumer Products, Inc.	319,127	0.2
2,252	Rockwell Automation, Inc.	480,126	0.3
2,275	Roper Technologies, Inc.	1,006,551	0.6
2,083	Ryder System, Inc.	166,682	0.1
2,160	S&P Global, Inc.	754,877	0.4
1,708	SBA Communications Corp.	574,930	0.3
4,249	Sempra Energy	696,241	0.4
15,822	Service Corp. International	1,108,015	0.6
14,519	Sonoco Products Co.	848,926	0.5
1,852	Sun Communities, Inc.	303,969	0.2
5,891	T. Rowe Price Group, Inc.	748,687	0.4
7,327	Target Corp.	1,186,095	0.7
9,257	Texas Instruments, Inc.	1,636,267	0.9
1,838	Thermo Fisher Scientific, Inc.	1,043,194	0.6
11,052	Tradeweb Markets, Inc.	747,226	0.4
4,051	UMB Financial Corp.	374,110	0.2
4,074	United Parcel Service, Inc. - Class B	742,486	0.4
939	UnitedHealth Group, Inc.	466,476	0.3
19,313	US Bancorp	1,024,941	0.6
4,569	Verisk Analytics, Inc.	799,209	0.5
40,470	Verizon Communications, Inc.	2,075,706	1.2
9,657	Washington Federal, Inc.	313,370	0.2
5,821	WEC Energy Group, Inc.	611,612	0.3
3,267	Wells Fargo & Co.	149,531	0.1
35,287	Williams Cos., Inc.	1,307,736	0.7
12,463	WP Carey, Inc.	1,048,637	0.6
3,904	Zoetis, Inc.	667,311	0.4
		111,715,845	64.4

	Total Common Stock
	(Cost $152,240,416)	166,838,691	96.2

EXCHANGE-TRADED FUNDS: 1.9%
21,770	iShares MSCI EAFE Value Index ETF	1,075,873	0.6
13,615	iShares Russell 1000 Value ETF	2,172,001	1.3

	Total Exchange-Traded Funds
	(Cost $3,361,932)	3,247,874	1.9

	Total Long-Term Investments
	(Cost $155,602,348)	170,086,565	98.1

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
900,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.710%
	(Cost $900,000)	$ 900,000	0.5

	Total Short-Term Investments
	(Cost $900,000)	900,000	0.5

	Total Investments in Securities (Cost $156,502,348)	$ 170,986,565	98.6
	Assets in Excess of Other Liabilities	2,510,309	1.4
	Net Assets	$ 173,496,874	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of May 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	19.0%
Health Care	15.9
Industrials	10.2
Consumer Staples	9.9
Energy	6.9
Information Technology	6.6
Utilities	6.3
Communication Services	6.3
Materials	5.8
Real Estate	5.1
Consumer Discretionary	4.2
Exchange-Traded Funds	1.9
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)(Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,098,846	$–	$5,098,846
Canada	8,383,039	–	–	8,383,039
China	–	693,562	–	693,562
Denmark	–	1,347,349	–	1,347,349
Finland	–	1,233,178	–	1,233,178
France	–	4,318,442	–	4,318,442
Germany	–	2,702,324	–	2,702,324
Hong Kong	–	2,766,836	–	2,766,836
Ireland	865,797	223,080	–	1,088,877
Italy	–	2,312,835	–	2,312,835
Japan	–	11,403,914	–	11,403,914
Netherlands	–	855,580	–	855,580
New Zealand	–	192,518	–	192,518
Norway	–	166,203	–	166,203
Singapore	–	187,301	–	187,301
Spain	–	841,371	–	841,371
Switzerland	–	3,453,844	–	3,453,844
United Kingdom	$1,173,511	$6,903,316	$–	$8,076,827
United States	111,715,845	–	–	111,715,845
Total Common Stock	122,138,192	44,700,499	–	166,838,691
Exchange-Traded Funds	3,247,874	–	–	3,247,874
Short-Term Investments	900,000	–	–	900,000
Total Investments, at fair value	$126,286,066	$44,700,499	$–	$170,986,565
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,884,877	–	1,884,877
Total Assets	$126,286,066	$46,585,376	$–	$172,871,442
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(2,662,990)	$–	$(2,662,990)
Total Liabilities	$–	$(2,662,990)	$–	$(2,662,990)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2022, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,984,197	GBP 5,300,000	Brown Brothers Harriman & Co.	06/14/22	$305,248
USD 11,941,674	JPY 1,420,000,000	Brown Brothers Harriman & Co.	06/14/22	905,604
USD 12,097,376	EUR 10,900,000	The Bank of New York Mellon	06/14/22	387,842
USD 4,893,524	AUD 6,600,000	The Bank of New York Mellon	06/14/22	156,051
USD 3,554,012	CHF 3,300,000	The Bank of New York Mellon	06/14/22	111,205
USD 7,608,275	CAD 9,600,000	The Bank of New York Mellon	06/14/22	18,927
				$1,884,877

At May 31, 2022, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Consumer Staples Select Sector SPDR Fund	JPMorgan Chase Bank N.A.	Call	07/01/22	USD	71.410	231,966	USD	17,274,508	$330,459	$(862,092)
Financial Select Sector SPDR Fund	BNP Paribas	Call	06/03/22	USD	36.530	483,826	USD	17,161,308	491,761	(17,639)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	06/17/22	GBP	7,461.820	2,396	GBP	18,227,953	432,575	(590,578)
Health Care Select Sector SPDR Fund	JPMorgan Chase Bank N.A.	Call	06/03/22	USD	135.010	47,879	USD	6,331,040	135,038	(4,829)
Industrial Select Sector SPDR Fund	BNP Paribas	Call	07/01/22	USD	90.640	209,494	USD	19,839,082	496,312	(1,108,015)
Nikkei 225 Index	UBS AG	Call	06/17/22	JPY	27,273.600	24,860	JPY	678,175,828	145,014	(79,837)
									$2,031,159	$(2,662,990)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)(Continued)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $154,528,206.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$23,688,364
Gross Unrealized Depreciation	(8,019,964)
Net Unrealized Appreciation	$15,668,400